SHARES ISSUED TO NONEMPLOYEE, EMPLOYEE AND DIRECTOR (Details Narrative) - USD ($)														3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 19, 2026	Jan. 05, 2026	Jul. 01, 2025	Jun. 01, 2025	Feb. 18, 2025	Jan. 03, 2025	Jan. 02, 2025	Nov. 29, 2024	Aug. 30, 2024	Aug. 08, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 02, 2025	Jun. 30, 2025	Jun. 30, 2024	May 01, 2026	Mar. 01, 2026	Dec. 27, 2025	Aug. 31, 2025	Aug. 29, 2025	May 01, 2025	Oct. 18, 2024	Sep. 27, 2024	Jun. 01, 2024	May 01, 2024	Oct. 01, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling, general and administrative expenses														$ 814,904	$ 1,170,355	$ 2,830,308	$ 4,369,233		$ 5,889,024	$ 2,882,376
Issuance of shares			7,744,445		3,905,555		3,277,775
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense														106,384	451,609	708,367	997,468
Stock based compensation														328,433		$ 328,433			$ 581,338	$ 200,666
Recognized weighted-average period																3 years 6 months 3 days			3 years 9 months 14 days	1 year 5 months 23 days
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense														10,848	$ 92,331	$ 128,913	$ 294,012
Stock based compensation														$ 4,845		$ 4,845			$ 60,219	$ 0
Recognized weighted-average period																3 months 7 days			7 months 6 days	0 years
Hannah Bruehl [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock		$ 86,355				$ 9,280																	$ 5,000
Stock price		$ 0.0579				$ 0.1856
Selling, general and administrative expenses																$ 4,504			$ 7,653
Number shares issued for services																		50,000
Karl Strahl [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock						$ 33,110
Stock price						$ 0.0946
Selling, general and administrative expenses																24,855			5,534
Number shares issued for services				350,000
Share-Based Payment Arrangement, Tranche Two [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock			1,000,000
Looi Pei See Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock													1,140,000
Fair value of common stock													$ 228,000
Stock price													$ 0.20
Selling, general and administrative expenses																34,741			74,082
Fosnacht Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock												1,000,000
Fair value of common stock												$ 134,000
Stock price												$ 0.134
Consulting expenses																30,782			61,061
National Implementation Expert Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																														3,000,000
Selling, general and administrative expenses																146,384			$ 632,261
National Implementation Expert Agreements [Member] | Dr Nam Tran [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock		1,727,115
Fair value of common stock																							100,000
Stock price		$ 0.0579
National Implementation Expert Agreements [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock											1,000,000																			1,000,000
Fair value of common stock											$ 360,000
Stock price											$ 0.36
National Implementation Expert Agreements [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock			1,000,000																1,000,000											1,000,000
Fair value of common stock			$ 95,000																$ 100,000
Stock price			$ 0.095																$ 0.10
National Implementation Expert Agreements [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																														1,000,000
Ludwig Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																			700,000										2,000,000
Fair value of common stock																			$ 70,000
Stock price																			$ 0.10
Selling, general and administrative expenses																80,082			$ 202,836
Ludwig Agreement [Member] | Dale Ludwig [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock		1,727,115
Fair value of common stock																							$ 60,000
Stock price		$ 0.0579
Ludwig Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock										700,000																			700,000
Fair value of common stock										$ 210,000
Stock price										$ 0.30
Ludwig Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																										700,000
Ludwig Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																					600,000
AUM Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock								4,656,550
Fair value of common stock								$ 745,048
Stock price								$ 0.16
Selling, general and administrative expenses																375,586			369,462
Cash fee amount								$ 6,000
Shares issued								9,313,100
Outstanding shares percentage								0.75%
Issuance of shares								4,656,550
Shares issued								4,656,550
AUM Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Aegis Ventures Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock							4,656,550
Poorman Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock	165,631
Fair value of common stock	$ 8,000
Stock price	$ 0.0483
Selling, general and administrative expenses																1,956
Apex Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock	3,975,155
Fair value of common stock	$ 192,000
Stock price	$ 0.0483
Selling, general and administrative expenses																23,440
Yanez Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling, general and administrative expenses																9,500
Equity portion fixed value																						$ 4,750
Stock-based compensation expense																4,750
Cash-settled portion of consulting fees																4,750
Bava Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock		1,036,269							670,000																						670,000
Fair value of common stock									$ 181,235										44,877						$ 60,000
Stock price		$ 0.0579							$ 0.2705
Selling, general and administrative expenses																$ 45,041			90,433
Concannon Services Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued																												4,050,000
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock									1,350,000					264,750		264,750
Fair value of common stock									$ 365,175
Stock price									$ 0.2705
Selling, general and administrative expenses																$ 79,368			334,160
Shares issued																												1,350,000
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock									1,350,000															1,350,000
Shares issued																												1,350,000
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock									1,350,000
Shares issued																												1,350,000
C-Twelve Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling, general and administrative expenses																$ 10,646			$ 1,671
Shares issued																											1,500,000
C-Twelve Agreement [Member] | Sundeo Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				1,500,000
License Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock				$ 141,900
Stock price				$ 0.0946